Distribution Date:	01/18/24	BBCMS Mortgage Trust 2020-C6
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2020-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 528-8224	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	5		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	7		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-17		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	19
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492TAA8	1.806000%	14,352,000.00	3,959,649.85	316,839.29	5,959.27	0.00	0.00	322,798.56	3,642,810.56	30.37%	30.00%
A-2	05492TAB6	2.690000%	88,400,000.00	88,400,000.00	0.00	198,163.33	0.00	0.00	198,163.33	88,400,000.00	30.37%	30.00%
A-3	05492TAC4	2.390000%	208,000,000.00	208,000,000.00	0.00	414,266.67	0.00	0.00	414,266.67	208,000,000.00	30.37%	30.00%
A-4	05492TBP4	2.639000%	278,300,000.00	278,300,000.00	0.00	612,028.08	0.00	0.00	612,028.08	278,300,000.00	30.37%	30.00%
A-SB	05492TAD2	2.595000%	26,810,000.00	26,810,000.00	0.00	57,976.63	0.00	0.00	57,976.63	26,810,000.00	30.37%	30.00%
A-S	05492TAG5	2.840000%	105,576,000.00	105,576,000.00	0.00	249,863.20	0.00	0.00	249,863.20	105,576,000.00	18.22%	18.00%
B	05492TAH3	3.043000%	37,392,000.00	37,392,000.00	0.00	94,819.88	0.00	0.00	94,819.88	37,392,000.00	13.92%	13.75%
C	05492TAJ9	3.045000%	34,092,000.00	34,092,000.00	0.00	86,508.45	0.00	0.00	86,508.45	34,092,000.00	10.00%	9.88%
D	05492TAK6	2.400000%	12,097,000.00	12,097,000.00	0.00	24,194.00	0.00	0.00	24,194.00	12,097,000.00	8.60%	8.50%
E	05492TAM2	2.400000%	17,596,000.00	17,596,000.00	0.00	35,192.00	0.00	0.00	35,192.00	17,596,000.00	6.58%	6.50%
F-RR	05492TAQ3	3.710518%	8,798,000.00	8,798,000.00	0.00	27,204.28	0.00	0.00	27,204.28	8,798,000.00	5.57%	5.50%
G-RR	05492TAS9	3.710518%	13,198,000.00	13,198,000.00	0.00	40,809.52	0.00	0.00	40,809.52	13,198,000.00	4.05%	4.00%
H-RR	05492TAU4	3.710518%	8,798,000.00	8,798,000.00	0.00	27,204.28	0.00	0.00	27,204.28	8,798,000.00	3.04%	3.00%
J-RR	05492TAW0	3.710518%	9,897,000.00	9,897,000.00	0.00	30,602.50	0.00	0.00	30,602.50	9,897,000.00	1.90%	1.88%
NR-RR*	05492TAY6	3.710518%	16,497,146.00	16,497,146.00	0.00	50,659.89	0.00	0.00	50,659.89	16,497,146.00	0.00%	0.00%
V-RR Int	N/A	3.710518%	24,200,000.00	23,914,146.43	8,715.03	73,935.24	0.00	0.00	82,650.27	23,905,431.40	0.00%	0.00%
F5T-A	05492TBF6	3.811295%	23,085,000.00	23,085,000.00	0.00	73,319.79	0.00	0.00	73,319.79	23,085,000.00	78.42%	78.42%
F5T-B	05492TBH2	3.811295%	26,410,000.00	26,410,000.00	0.00	83,880.25	0.00	0.00	83,880.25	26,410,000.00	53.73%	53.73%
F5T-C	05492TBK5	3.811295%	28,690,000.00	28,690,000.00	0.00	91,121.71	0.00	0.00	91,121.71	28,690,000.00	26.91%	26.91%
F5T-D*	05492TBM1	3.811295%	28,785,000.00	28,785,000.00	0.00	91,423.44	0.00	0.00	91,423.44	28,785,000.00	0.00%	0.00%
F5T-VRR Int	N/A	3.811295%	5,630,000.00	5,630,000.00	0.00	17,881.33	0.00	0.00	17,881.33	5,630,000.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

F5T-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05492TBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.00%
S	05492TBC3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,016,603,146.00	1,005,924,942.28	325,554.32	2,387,013.74	0.00	0.00	2,712,568.06	1,005,599,387.96

X-A	05492TAE0	1.157008%	615,862,000.00	605,469,649.85	0.00	583,777.80	0.00	0.00	583,777.80	605,152,810.56
X-B	05492TAF7	0.788176%	177,060,000.00	177,060,000.00	0.00	116,295.43	0.00	0.00	116,295.43	177,060,000.00
X-D	05492TAZ3	1.310518%	29,693,000.00	29,693,000.00	0.00	32,427.68	0.00	0.00	32,427.68	29,693,000.00
Notional SubTotal			822,615,000.00	812,222,649.85	0.00	732,500.91	0.00	0.00	732,500.91	811,905,810.56

Deal Distribution Total					325,554.32	3,119,514.65	0.00	0.00	3,445,068.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492TAA8	275.89533514	22.07631619	0.41522227	0.00000000	0.00000000	0.00000000	0.00000000	22.49153846	253.81901895
A-2	05492TAB6	1,000.00000000	0.00000000	2.24166663	0.00000000	0.00000000	0.00000000	0.00000000	2.24166663	1,000.00000000
A-3	05492TAC4	1,000.00000000	0.00000000	1.99166668	0.00000000	0.00000000	0.00000000	0.00000000	1.99166668	1,000.00000000
A-4	05492TBP4	1,000.00000000	0.00000000	2.19916665	0.00000000	0.00000000	0.00000000	0.00000000	2.19916665	1,000.00000000
A-SB	05492TAD2	1,000.00000000	0.00000000	2.16250019	0.00000000	0.00000000	0.00000000	0.00000000	2.16250019	1,000.00000000
A-S	05492TAG5	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
B	05492TAH3	1,000.00000000	0.00000000	2.53583333	0.00000000	0.00000000	0.00000000	0.00000000	2.53583333	1,000.00000000
C	05492TAJ9	1,000.00000000	0.00000000	2.53750000	0.00000000	0.00000000	0.00000000	0.00000000	2.53750000	1,000.00000000
D	05492TAK6	1,000.00000000	0.00000000	2.00000000	0.00000000	0.00000000	0.00000000	0.00000000	2.00000000	1,000.00000000
E	05492TAM2	1,000.00000000	0.00000000	2.00000000	0.00000000	0.00000000	0.00000000	0.00000000	2.00000000	1,000.00000000
F-RR	05492TAQ3	1,000.00000000	0.00000000	3.09209820	0.00000000	0.00000000	0.00000000	0.00000000	3.09209820	1,000.00000000
G-RR	05492TAS9	1,000.00000000	0.00000000	3.09209880	0.00000000	0.00000000	0.00000000	0.00000000	3.09209880	1,000.00000000
H-RR	05492TAU4	1,000.00000000	0.00000000	3.09209820	0.00000000	0.00000000	0.00000000	0.00000000	3.09209820	1,000.00000000
J-RR	05492TAW0	1,000.00000000	0.00000000	3.09209862	0.00000000	0.00000000	0.00000000	0.00000000	3.09209862	1,000.00000000
NR-RR	05492TAY6	1,000.00000000	0.00000000	3.07082752	0.02127095	0.43619181	0.00000000	0.00000000	3.07082752	1,000.00000000
V-RR Int	N/A	988.18786901	0.36012521	3.05517521	0.00039876	0.00817975	0.00000000	0.00000000	3.41530041	987.82774380
F5T-A	05492TBF6	1,000.00000000	0.00000000	3.17607927	0.00000000	0.00000000	0.00000000	0.00000000	3.17607927	1,000.00000000
F5T-B	05492TBH2	1,000.00000000	0.00000000	3.17607914	0.00000000	0.00000000	0.00000000	0.00000000	3.17607914	1,000.00000000
F5T-C	05492TBK5	1,000.00000000	0.00000000	3.17607912	0.00000000	0.00000000	0.00000000	0.00000000	3.17607912	1,000.00000000
F5T-D	05492TBM1	1,000.00000000	0.00000000	3.17607921	0.00000000	0.00000000	0.00000000	0.00000000	3.17607921	1,000.00000000
F5T-VRR Int	N/A	1,000.00000000	0.00000000	3.17607993	0.00000000	0.00000000	0.00000000	0.00000000	3.17607993	1,000.00000000
F5T-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05492TBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492TBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492TAE0	983.12552138	0.00000000	0.94790359	0.00000000	0.00000000	0.00000000	0.00000000	0.94790359	982.61105663
X-B	05492TAF7	1,000.00000000	0.00000000	0.65681368	0.00000000	0.00000000	0.00000000	0.00000000	0.65681368	1,000.00000000
X-D	05492TAZ3	1,000.00000000	0.00000000	1.09209847	0.00000000	0.00000000	0.00000000	0.00000000	1.09209847	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/23 - 12/30/23	30	0.00	5,959.27	0.00	5,959.27	0.00	0.00	0.00	5,959.27	0.00
A-2	12/01/23 - 12/30/23	30	0.00	198,163.33	0.00	198,163.33	0.00	0.00	0.00	198,163.33	0.00
A-3	12/01/23 - 12/30/23	30	0.00	414,266.67	0.00	414,266.67	0.00	0.00	0.00	414,266.67	0.00
A-4	12/01/23 - 12/30/23	30	0.00	612,028.08	0.00	612,028.08	0.00	0.00	0.00	612,028.08	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	57,976.63	0.00	57,976.63	0.00	0.00	0.00	57,976.63	0.00
X-A	12/01/23 - 12/30/23	30	0.00	583,777.80	0.00	583,777.80	0.00	0.00	0.00	583,777.80	0.00
X-B	12/01/23 - 12/30/23	30	0.00	116,295.43	0.00	116,295.43	0.00	0.00	0.00	116,295.43	0.00
X-D	12/01/23 - 12/30/23	30	0.00	32,427.68	0.00	32,427.68	0.00	0.00	0.00	32,427.68	0.00
A-S	12/01/23 - 12/30/23	30	0.00	249,863.20	0.00	249,863.20	0.00	0.00	0.00	249,863.20	0.00
B	12/01/23 - 12/30/23	30	0.00	94,819.88	0.00	94,819.88	0.00	0.00	0.00	94,819.88	0.00
C	12/01/23 - 12/30/23	30	0.00	86,508.45	0.00	86,508.45	0.00	0.00	0.00	86,508.45	0.00
D	12/01/23 - 12/30/23	30	0.00	24,194.00	0.00	24,194.00	0.00	0.00	0.00	24,194.00	0.00
E	12/01/23 - 12/30/23	30	0.00	35,192.00	0.00	35,192.00	0.00	0.00	0.00	35,192.00	0.00
F-RR	12/01/23 - 12/30/23	30	0.00	27,204.28	0.00	27,204.28	0.00	0.00	0.00	27,204.28	0.00
G-RR	12/01/23 - 12/30/23	30	0.00	40,809.52	0.00	40,809.52	0.00	0.00	0.00	40,809.52	0.00
H-RR	12/01/23 - 12/30/23	30	0.00	27,204.28	0.00	27,204.28	0.00	0.00	0.00	27,204.28	0.00
J-RR	12/01/23 - 12/30/23	30	0.00	30,602.50	0.00	30,602.50	0.00	0.00	0.00	30,602.50	0.00
NR-RR	12/01/23 - 12/30/23	30	6,823.91	51,010.80	0.00	51,010.80	350.91	0.00	0.00	50,659.89	7,195.92
V-RR Int	12/01/23 - 12/30/23	30	187.72	73,944.90	0.00	73,944.90	9.65	0.00	0.00	73,935.24	197.95
F5T-A	12/01/23 - 12/30/23	30	0.00	73,319.79	0.00	73,319.79	0.00	0.00	0.00	73,319.79	0.00
F5T-B	12/01/23 - 12/30/23	30	0.00	83,880.25	0.00	83,880.25	0.00	0.00	0.00	83,880.25	0.00
F5T-C	12/01/23 - 12/30/23	30	0.00	91,121.71	0.00	91,121.71	0.00	0.00	0.00	91,121.71	0.00
F5T-D	12/01/23 - 12/30/23	30	0.00	91,423.44	0.00	91,423.44	0.00	0.00	0.00	91,423.44	0.00
F5T-VRR Int	12/01/23 - 12/30/23	30	0.00	17,881.33	0.00	17,881.33	0.00	0.00	0.00	17,881.33	0.00
Totals			7,011.63	3,119,875.22	0.00	3,119,875.22	360.56	0.00	0.00	3,119,514.65	7,393.87

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,445,068.97
Pooled Non-VRR Available Funds	3,004,792.19
Pooled VRR Available Funds	82,650.27
F5 Tower Non-VRR Available Funds	339,745.19
F5 Tower VRR Available Funds	17,881.33
Pooled Scheduled Principal Distribution Amount	325,554.32
F5 Tower Scheduled Principal Distribution Amount	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,132,641.72	Master Servicing Fee	3,786.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,336.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	432.20
ARD Interest	0.00	Operating Advisor Fee	1,190.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,020.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,132,641.72	Total Fees	12,766.51

Principal		Expenses/Reimbursements
Scheduled Principal	325,554.32	Reimbursement for Interest on Advances	360.56
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	325,554.32	Total Expenses/Reimbursements	360.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,119,514.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	325,554.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,445,068.97
Total Funds Collected	3,458,196.04	Total Funds Distributed	3,458,196.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,005,924,943.06	1,005,924,943.06	Beginning Certificate Balance	1,005,924,942.28
(-) Scheduled Principal Collections	325,554.32	325,554.32	(-) Principal Distributions	325,554.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,005,599,388.74	1,005,599,388.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,005,924,943.06	1,005,924,943.06	Ending Certificate Balance	1,005,599,387.96
Ending Actual Collateral Balance	1,005,599,388.74	1,005,599,388.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP
	9,999,999 or less	17	110,186,439.42	12.34%	71	4.0591	1.948149	1.59 or less	11	166,790,489.60	18.68%	48	3.4940	1.127956
10,000,000 to 19,999,999		12	169,206,886.21	18.95%	71	3.8126	2.554061	1.60 to 1.69	2	33,054,364.36	3.70%	72	4.1288	1.635204
20,000,000 to 29,999,999		7	179,018,402.10	20.05%	71	3.5735	2.757802	1.70 to 1.79	2	66,850,347.41	7.49%	71	3.5364	1.728975
30,000,000 to 39,999,999		1	33,800,000.00	3.78%	73	3.7700	2.710000	1.80 to 1.89	2	22,400,000.00	2.51%	72	4.0274	1.826741
40,000,000 to 49,999,999		1	40,000,000.00	4.48%	71	3.4940	2.390000	1.90 to 1.99	6	125,933,477.57	14.10%	72	3.5496	1.943770
	50,000,000 or greater	6	335,321,250.00	37.55%	60	3.3255	2.134907	2.00 to 2.49	9	160,555,008.53	17.98%	71	3.6002	2.303144
	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888	2.50 to 2.99	6	152,317,773.79	17.06%	72	3.6483	2.658673
								3.00 or greater	6	139,631,516.47	15.64%	72	3.4933	4.478820
								Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	25,466,411.01	2.85%	12	4.3774	NAP	Oregon	1	27,371,593.10	3.07%	70	3.3573	1.900000
Alabama	5	3,270,087.36	0.37%	72	3.5192	2.504718	Pennsylvania	4	43,913,164.24	4.92%	71	3.5295	1.894798
Arizona	2	18,835,058.82	2.11%	72	3.7943	3.124314	South Carolina	3	2,176,124.52	0.24%	73	3.5600	2.690000
California	4	129,100,000.00	14.46%	41	3.1885	1.983300	South Dakota	3	4,051,683.37	0.45%	72	4.4360	1.560000
Florida	8	27,171,645.47	3.04%	72	3.9038	2.681826	Tennessee	3	22,666,774.48	2.54%	72	4.0549	1.812875
Georgia	19	52,555,834.44	5.89%	71	3.8576	1.764282	Texas	1	663,282.57	0.07%	71	3.4940	2.390000
Idaho	1	4,051,000.00	0.45%	71	3.7850	2.220000	Virginia	3	6,145,864.04	0.69%	71	3.8331	2.062285
Illinois	10	38,415,548.77	4.30%	72	3.8019	2.258758	Washington	1	50,000,000.00	5.60%	72	3.6987	3.710000
Indiana	3	14,436,214.50	1.62%	70	3.8418	1.535531	Totals	118	892,999,388.74	100.00%	65	3.6124	2.344888
Kansas	2	1,153,021.20	0.13%	73	3.5600	2.690000
									Property Type³
Louisiana	3	7,782,981.11	0.87%	70	3.8238	3.189256
Maryland	1	14,500,000.00	1.62%	72	3.9900	2.040000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	1	3,642,000.00	0.41%	71	3.7850	2.220000		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	1	6,850,347.41	0.77%	71	3.9780	1.720000	Defeased	5	25,466,411.01	2.85%	12	4.3774	NAP
Minnesota	2	18,478,769.76	2.07%	70	3.6618	2.178734	Industrial	2	49,350,000.00	5.53%	73	3.7533	2.940020
Mississippi	6	4,530,886.14	0.51%	73	3.5600	2.690000	Lodging	7	104,941,083.55	11.75%	71	3.7077	3.852683
Missouri	2	2,655,618.06	0.30%	72	3.5166	2.492736	Mixed Use	6	171,041,593.10	19.15%	71	3.5650	1.964777
Nebraska	1	846,028.50	0.09%	72	4.4360	1.560000	Mobile Home Park	4	4,897,711.87	0.55%	72	4.4360	1.560000
Nevada	1	43,750,000.00	4.90%	71	3.1702	6.100000	Multi-Family	16	153,454,364.36	17.18%	46	3.4627	1.406263
New Hampshire	1	779,507.29	0.09%	73	3.5600	2.690000	Office	7	181,630,063.35	20.34%	72	3.6344	2.309405
New Jersey	2	54,288,250.00	6.08%	73	3.4328	1.978999	Retail	68	180,708,177.85	20.24%	72	3.4987	2.620413
New York	11	193,770,000.00	21.70%	72	3.6705	1.879378	Self Storage	3	21,509,983.66	2.41%	72	3.9446	1.939604
North Carolina	2	51,977,661.48	5.82%	71	3.4407	2.527552	Totals	118	892,999,388.74	100.00%	65	3.6124	2.344888
Ohio	5	9,729,279.22	1.09%	71	3.4976	2.406425
Oklahoma	1	7,974,751.89	0.89%	70	4.6700	1.960000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP
	3.2499% or less	3	108,750,000.00	12.18%	35	2.9038	2.962069	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.7499%	14	462,411,541.08	51.78%	72	3.4877	2.497437	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 3.9999%	14	171,100,043.92	19.16%	71	3.8814	1.966560	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	10	107,298,928.97	12.02%	72	4.1051	1.891957	37 months to 48 months	24	433,732,831.76	48.57%	72	3.7340	2.468430
	4.2500% to 4.4999%	2	9,997,711.87	1.12%	73	4.4059	1.151907	49 months or greater	20	433,800,145.97	48.58%	62	3.4459	2.242876
	4.5000% or greater	1	7,974,751.89	0.89%	70	4.6700	1.960000	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888
	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP	Defeased	2	25,466,411.01	2.85%	12	4.3774	NAP
	59 months or less	1	65,000,000.00	7.28%	11	2.7246	0.850000	Interest Only	25	607,951,250.00	68.08%	65	3.4807	2.513270
	60 months or greater	43	802,532,977.73	89.87%	72	3.6600	2.477592	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	67,512,076.23	7.56%	72	3.8797	2.142894			No outstanding loans in this group
	Totals	46	892,999,388.74	100.00%	65	3.6124	2.344888

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A3	30317620	MF	San Francisco	CA	30/360	2.725%	147,580.88	0.00	0.00	N/A	12/09/24	--	65,000,000.00	65,000,000.00	12/09/23
02A3-1	30317621	MU	New York	NY	Actual/360	3.486%	180,110.00	0.00	0.00	N/A	12/08/29	--	60,000,000.00	60,000,000.00	12/08/23
03A2-1	30504621	RT	Brooklyn	NY	Actual/360	3.359%	173,538.00	0.00	0.00	N/A	01/01/30	--	60,000,000.00	60,000,000.00	01/01/24
04A4	30317622	OF	Jersey City	NJ	Actual/360	3.405%	147,546.10	0.00	0.00	N/A	02/05/30	--	50,321,250.00	50,321,250.00	01/05/24
05A1-A	30317623	OF	Seattle	WA	Actual/360	3.699%	159,248.72	0.00	0.00	01/06/30	09/06/33	--	50,000,000.00	50,000,000.00	01/06/24
06A1	30317629	MU	Durham	NC	Actual/360	3.421%	147,293.06	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	01/06/24
07A3-C3	30317631	LO	Las Vegas	NV	Actual/360	3.170%	68,246.35	0.00	0.00	N/A	12/05/29	--	25,000,000.00	25,000,000.00	12/05/23
07A3-C4	30317632				Actual/360	3.170%	51,184.76	0.00	0.00	N/A	12/05/29	--	18,750,000.00	18,750,000.00	12/05/23
08A1	30317633	Various Various		Various	Actual/360	3.494%	120,348.89	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	01/06/24
9	30317635	IN	Lathrop	CA	Actual/360	3.770%	109,727.94	0.00	0.00	N/A	02/01/30	--	33,800,000.00	33,800,000.00	01/01/24
10	30317636	MF	Ridgewood	NY	Actual/360	4.040%	29,918.44	0.00	0.00	N/A	01/06/30	--	8,600,000.00	8,600,000.00	01/06/24
11	30317637	MF	Brooklyn	NY	Actual/360	4.040%	23,288.68	0.00	0.00	N/A	01/06/30	--	6,694,286.00	6,694,286.00	01/06/24
12	30317638	MF	Brooklyn	NY	Actual/360	4.040%	20,948.67	0.00	0.00	N/A	01/06/30	--	6,021,654.00	6,021,654.00	01/06/24
13	30317639	MF	Brooklyn	NY	Actual/360	4.040%	16,937.22	0.00	0.00	N/A	01/06/30	--	4,868,571.00	4,868,571.00	01/06/24
14	30317640	MF	Brooklyn	NY	Actual/360	4.040%	12,925.77	0.00	0.00	N/A	01/06/30	--	3,715,489.00	3,715,489.00	01/06/24
15	30317641	MU	Beaverton	OR	Actual/360	3.357%	79,259.44	44,253.33	0.00	N/A	11/06/29	--	27,415,846.43	27,371,593.10	01/06/24
16	30317642	OF	Duluth	GA	Actual/360	3.920%	87,171.53	41,906.89	0.00	N/A	12/06/29	--	25,824,351.53	25,782,444.64	01/06/24
17	30317643	OF	Pittsburgh	PA	Actual/360	3.465%	80,292.71	0.00	0.00	N/A	12/01/29	--	26,910,000.00	26,910,000.00	01/01/24
18	30317644	RT	Various	Various	Actual/360	3.560%	81,237.22	0.00	0.00	02/01/30	02/01/31	--	26,500,000.00	26,500,000.00	01/01/24
19	30317645	MF	Various	Various	Actual/360	4.160%	87,727.96	35,452.11	0.00	N/A	01/06/30	--	24,489,816.47	24,454,364.36	01/06/24
20	30317646	RT	Gardena	CA	Actual/360	3.400%	67,338.89	0.00	0.00	N/A	01/06/30	--	23,000,000.00	23,000,000.00	01/06/24
21	30317647	IN	Various	Various	Actual/360	4.380%	85,522.54	0.00	0.00	N/A	01/01/25	--	22,675,000.00	22,675,000.00	01/01/24
22	30317648	LO	New Smyrna Beach	FL	Actual/360	4.060%	66,338.82	29,837.35	0.00	N/A	01/06/30	--	18,975,032.18	18,945,194.83	01/06/24
23	30317649	MF	Tinley Park	IL	Actual/360	3.660%	52,317.67	0.00	0.00	N/A	01/01/30	--	16,600,000.00	16,600,000.00	01/01/24
24	30317650	IN	Scottsdale	AZ	Actual/360	3.717%	49,771.66	0.00	0.00	N/A	01/06/30	--	15,550,000.00	15,550,000.00	01/06/24
25	30317651	SS	Brentwood	TN	Actual/360	3.966%	26,554.35	11,006.77	0.00	N/A	01/06/30	--	7,775,418.40	7,764,411.63	01/06/24
26	30317652	SS	Hendersonville	TN	Actual/360	3.966%	24,873.69	10,310.15	0.00	N/A	01/06/30	--	7,283,303.22	7,272,993.07	01/06/24
27	30317653	MU	New York	NY	Actual/360	4.060%	52,791.28	0.00	0.00	N/A	01/06/30	--	15,100,000.00	15,100,000.00	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30317654	OF	California	MD	Actual/360	3.990%	49,819.58	0.00	0.00	N/A	01/06/30	--	14,500,000.00	14,500,000.00	01/06/24
29	30317655	LO	Indianapolis	IN	Actual/360	3.897%	41,885.36	21,766.65	0.00	N/A	11/06/29	--	12,481,669.82	12,459,903.17	01/06/24
30	30317656	MF	Brooklyn	NY	Actual/360	3.925%	41,910.28	0.00	0.00	N/A	12/06/29	--	12,400,000.00	12,400,000.00	01/06/24
31	30317657	OF	Newtown	PA	Actual/360	3.706%	35,574.59	19,907.38	0.00	N/A	01/06/30	--	11,147,443.60	11,127,536.22	01/06/24
32	30317658	RT	Various	Various	Actual/360	3.785%	38,003.50	0.00	0.00	N/A	12/06/29	--	11,660,000.00	11,660,000.00	01/06/24
33	30317659	RT	Waite Park	MN	Actual/360	3.780%	35,357.25	18,189.96	0.00	N/A	11/06/29	--	10,862,441.95	10,844,251.99	01/06/24
34	30317660	MU	New York	NY	Actual/360	4.210%	40,856.88	0.00	0.00	N/A	01/06/30	--	11,270,000.00	11,270,000.00	01/06/24
35	30317661	LO	Oklahoma City	OK	Actual/360	4.670%	32,118.12	12,071.37	0.00	N/A	11/01/29	--	7,986,823.26	7,974,751.89	01/01/24
36	30317662	LO	Lebanon	TN	Actual/360	4.230%	27,835.18	12,407.94	0.00	N/A	01/01/30	--	7,641,777.72	7,629,369.78	01/01/24
37	30317663	LO	Alexandria	LA	Actual/360	3.840%	24,285.67	12,939.20	0.00	N/A	11/06/29	--	7,344,455.67	7,331,516.47	01/06/24
38	30317664	LO	Clinton Township	MI	Actual/360	3.978%	23,506.04	11,728.90	0.00	N/A	12/06/29	--	6,862,076.31	6,850,347.41	01/06/24
39	30317665	MU	La Jolla	CA	Actual/360	3.960%	24,893.00	0.00	0.00	N/A	12/06/29	--	7,300,000.00	7,300,000.00	01/06/24
40	30317666	RT	Various	Various	Actual/360	3.939%	22,634.54	11,486.64	0.00	N/A	12/06/29	--	6,673,083.22	6,661,596.58	01/06/24
41	30317667	SS	Hiram	GA	Actual/360	3.895%	21,746.94	11,249.79	0.00	N/A	12/06/29	--	6,483,828.75	6,472,578.96	01/06/24
42	30317668	RT	Pittsburgh	PA	Actual/360	3.479%	15,097.80	8,918.51	0.00	N/A	11/06/29	--	5,040,080.27	5,031,161.76	01/06/24
43	30317669	MH	Various	Various	Actual/360	4.436%	18,737.99	7,663.72	0.00	N/A	01/06/30	--	4,905,375.59	4,897,711.87	01/06/24
44	30317670	MF	New York	NY	Actual/360	4.377%	19,222.33	0.00	0.00	N/A	02/06/30	--	5,100,000.00	5,100,000.00	01/06/24
45	30317671	SS	Ishpeming	MI	Actual/360	4.356%	10,487.30	4,457.66	0.00	N/A	12/06/24	--	2,795,868.67	2,791,411.01	01/06/24
Totals							2,774,013.59	325,554.32	0.00				893,324,943.06	892,999,388.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A3	30,673,080.00	42,032,362.00	01/01/23	06/30/23	--	0.00	0.00	147,445.46	147,445.46	0.00	0.00
02A3-1	39,993,719.00	40,536,826.67	01/01/23	09/30/23	--	0.00	0.00	179,980.84	179,980.84	0.00	0.00
04A4	18,069,984.00	17,615,460.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1-A	25,513,737.17	26,624,395.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	6,982,556.88	6,758,208.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C3	720,328,802.00	707,846,978.00	07/01/22	06/30/23	--	0.00	0.00	68,192.53	68,192.53	0.00	0.00
07A3-C4	720,328,802.00	707,846,978.00	07/01/22	06/30/23	--	0.00	0.00	51,144.40	51,144.40	0.00	0.00
08A1	13,509,991.24	6,559,877.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,512,931.87	3,605,582.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,175,686.12	587,607.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	482,030.84	523,392.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	445,349.62	503,031.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	347,874.72	408,242.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	236,565.52	233,416.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,218,626.22	3,135,719.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,121,313.85	2,091,551.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,801,366.90	2,183,201.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,539,775.04	2,542,392.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,491,606.95	1,727,776.73	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,851,302.99	3,528,183.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,806,654.93	3,432,677.60	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,245,412.32	1,706,727.52	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,815,066.76	2,027,941.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	754,824.20	689,990.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	611,814.39	626,961.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	928,674.06	1,159,896.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,755,531.94	1,407,766.22	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,299,554.72	1,272,777.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	667,321.52	688,630.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,194,128.47	1,186,649.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,552,117.90	911,261.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,286,881.32	1,409,338.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	512,754.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	704,956.24	1,170,848.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,220,577.36	1,248,946.44	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,492,650.03	1,586,581.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,047,952.89	828,331.90	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	495,990.50	537,747.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	881,375.56	888,788.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,131,410.37	1,126,740.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	658,608.90	739,768.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	634,635.82	702,308.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	173,556.37	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
03A2-1	43,987,935.76	41,221,430.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,666,311,933.43	1,643,636,852.34				0.00	0.00	446,763.23	446,763.23	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612405%	3.597609%	65
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612513%	3.597716%	66
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612628%	3.597831%	67
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612735%	3.597937%	68
09/15/23	1	11,209,075.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612849%	3.598050%	69
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.612954%	3.598156%	70
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613059%	3.598260%	71
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613172%	3.598372%	72
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613276%	3.598476%	73
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613388%	3.598587%	74
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613491%	3.598690%	76
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.613619%	3.598817%	77
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A3	30317620	12/09/23	0	B	147,445.46	147,445.46	0.00	65,000,000.00
02A3-1	30317621	12/08/23	0	A	179,980.84	179,980.84	0.00	60,000,000.00
07A3-C3	30317631	12/05/23	0	B	68,192.53	68,192.53	0.00	25,000,000.00
07A3-C4	30317632	12/05/23	0	B	51,144.40	51,144.40	0.00	18,750,000.00
Totals					446,763.23	446,763.23	0.00	168,750,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		90,466,411	90,466,411		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		802,532,978	802,532,978		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	892,999,389	892,999,389	0	0	0	0
Dec-23	893,324,943	893,324,943	0	0	0	0
Nov-23	893,671,343	893,671,343	0	0	0	0
Oct-23	893,994,643	893,994,643	0	0	0	0
Sep-23	894,338,869	883,129,793	11,209,076	0	0	0
Aug-23	894,659,930	894,659,930	0	0	0	0
Jul-23	894,979,915	894,979,915	0	0	0	0
Jun-23	895,320,943	895,320,943	0	0	0	0
May-23	895,638,711	895,638,711	0	0	0	0
Apr-23	895,977,600	895,977,600	0	0	0	0
Mar-23	896,293,165	896,293,165	0	0	0	0
Feb-23	896,674,459	896,674,459	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
27	30317653	0.00	4.06000%	0.00	4.06000%	8	11/23/21	09/24/21	11/23/21
38	30317664	7,358,614.77	3.97800%	7,326,798.06 3.97800%		10	04/30/20	05/06/20	05/01/20
38	30317664	0.00	3.97800%	0.00	3.97800%	8	05/01/20	05/06/20	04/30/20
Totals		7,358,614.77		7,326,798.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.72	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.13	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.27	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	148.52	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.89	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.16	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.57	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	185.30	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	360.56	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			360.56

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Supplemental Notes
None

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